SCHEDULE OF CONVERTIBLE DEBT, NET (Details) (Parenthetical)																									1 Months Ended				6 Months Ended	12 Months Ended
	Aug. 08, 2021	Oct. 11, 2016	Feb. 05, 2016	Mar. 12, 2015	Jan. 07, 2015	Dec. 10, 2014	Apr. 08, 2014	Apr. 03, 2014	Apr. 02, 2014	Mar. 27, 2014	Mar. 11, 2014	Feb. 21, 2014	Nov. 13, 2013	Aug. 03, 2012	Feb. 12, 2012	Oct. 05, 2011	Jun. 29, 2011	Jun. 02, 2011	Apr. 02, 2011	Mar. 21, 2011	Jan. 28, 2011	Jul. 26, 2010	Jul. 22, 2005	Jul. 08, 2003	Jul. 19, 2021	Jan. 30, 2017	Aug. 23, 2013	Mar. 25, 2013	Jun. 30, 2022	Dec. 31, 2021
ConvertibleDebtLineItems [Line Items]
Covenant description																													45% of the lowest closing price during the 20-day trading period prior to, and including the date of, conversion.
Debt Conversion, Description							45% of the lowest closing price during the 20-day trading period prior to, and including the date of, conversion.
Westmount Holdings International Ltd [Member]
ConvertibleDebtLineItems [Line Items]
Covenant description																													(a) $0.02 or (b) 85% of the lowest closing price during the 30-day trading period prior to conversion.
Tangiers Investment Group LLC [Member]
ConvertibleDebtLineItems [Line Items]
Covenant description																													50% of the lowest closing price during the 20-day trading period prior to conversion.
Dakota [Member]
ConvertibleDebtLineItems [Line Items]
Covenant description																													(a) $0.02 or (b) 50% of the lowest closing price during the 30-day trading period prior to conversion.
Debt Instrument, Maturity Date							Dec. 31, 2014
Debt Conversion, Description							(a) $0.02 or (b) 50% of the lowest closing price during the 30-day trading period prior to conversion
Raphael Cariou [Member]
ConvertibleDebtLineItems [Line Items]
Covenant description																													86.9565% of the average prices of the five trading days prior to the conversion date.
Debt Instrument, Maturity Date														Feb. 03, 2013
Debt Conversion, Description							86.9565% of the average prices of the five trading days prior to the conversion date.
Richard Wynns One [Member]
ConvertibleDebtLineItems [Line Items]
Covenant description																													75% of the average of the three lowest closing prices during the 10-day trading period prior to conversion.
Debt Instrument, Maturity Date																						Dec. 31, 2011
Debt Conversion, Description							75% of the average of the three lowest closing prices during the 10-day trading period prior to conversion.
Barclay Lyons [Member]
ConvertibleDebtLineItems [Line Items]
Covenant description																													50% of the lesser of (i) the closing price on the day prior to conversion, or (ii) the volume-weighted-average closing price of the five-day trading period prior to conversion, though in no instance shall the conversion price be less than $0.0001.
Debt Instrument, Maturity Date																					Jul. 28, 2011
Debt Conversion, Description							50% of the lesser of (i) the closing price on the day prior to conversion, or (ii) the volume-weighted-average closing price of the five-day trading period prior to conversion, though in no instance shall the conversion price be less than $0.0001.
Blackridge Capital LLC [Member]
ConvertibleDebtLineItems [Line Items]
Covenant description																													Average of the five trading days prior to the applicable conversion date, with the number of conversion shares multiplied by 115%.
Debt Instrument, Maturity Date																			Jul. 28, 2011
Debt Conversion, Description							Average of the five trading days prior to the applicable conversion date, with the number of conversion shares multiplied by 115%.
Kelburgh, Ltd [Member]
ConvertibleDebtLineItems [Line Items]
Covenant description																													85% of the average of the five trading days prior to the applicable conversion date.
Debt Instrument, Maturity Date															Mar. 22, 2012
Debt Conversion, Description							85% of the average of the five trading days prior to the applicable conversion date.
Ags Capital Group LLC One [Member]
ConvertibleDebtLineItems [Line Items]
Covenant description																													35% of the lowest closing price during the 20-day trading period prior to conversion.
Debt Conversion, Description							35% of the lowest closing price during the 20-day trading period prior to conversion.
Blackridge Capital LLC One [Member]
ConvertibleDebtLineItems [Line Items]
Covenant description																													60% of the lowest closing price during the 30-day trading period prior to conversion
Debt Instrument, Maturity Date												Sep. 21, 2014
Debt Conversion, Description							60% of the lowest closing price during the 30-day trading period prior to conversion
LG Capital Funding LLC Two [Member]
ConvertibleDebtLineItems [Line Items]
Covenant description																													50% of the lowest closing price during the 10-day trading period prior to, and including the date of, conversion
Debt Instrument, Maturity Date											Mar. 11, 2015
Debt Conversion, Description							50% of the lowest closing price during the 10-day trading period prior to, and including the date of, conversion
Jared Robert [Member]
ConvertibleDebtLineItems [Line Items]
Covenant description																													60% of the lowest closing price during the 20-day trading period prior to conversion, or $0.01, whichever is lower.
Debt Instrument, Maturity Date						Jun. 10, 2015
Debt Conversion, Description							60% of the lowest closing price during the 20-day trading period prior to conversion, or $0.01, whichever is lower.
Barry Liben [Member]
ConvertibleDebtLineItems [Line Items]
Covenant description																													50% of the average of the three lowest closing prices during the 30-day trading period prior to conversion, or $0.02, whichever is lower, with the conversion rate being rounded to $0.0001 or whole share.
Debt Instrument, Maturity Date								Dec. 31, 2014
Debt Conversion, Description							50% of the average of the three lowest closing prices during the 30-day trading period prior to conversion, or $0.02, whichever is lower, with the conversion rate being rounded to $0.0001 or whole share.
RBB Capital LLC [Member]
ConvertibleDebtLineItems [Line Items]
Covenant description																													50% of the average of the three lowest closing prices during the 20-day trading period prior to conversion.
Debt Instrument, Maturity Date																		Jun. 01, 2012
Debt Conversion, Description							50% of the of the average of the three lowest closing prices during the 20-day trading period prior to conversion.
RBB Capital LLC One [Member]
ConvertibleDebtLineItems [Line Items]
Covenant description																													85% of the average of the three lowest closing prices during the 20-day trading period prior to conversion.
Debt Instrument, Maturity Date																	Jun. 29, 2012
Debt Conversion, Description							85% of the of the average of the three lowest closing prices during the 20-day trading period prior to conversion.
Julian Herskowitz [Member]
ConvertibleDebtLineItems [Line Items]
Covenant description																													65% of the lowest closing price during the 7-day trading period prior to conversion
Debt Conversion, Description							65% of the lowest closing price during the 7-day trading period prior to conversion
TA Global [Member]
ConvertibleDebtLineItems [Line Items]
Debt Instrument, Maturity Date			Apr. 30, 2016
Debt Conversion, Description			(a) $0.0003 or (b) 50% of the lowest closing price during the 20-day trading period prior to conversion
Tangiers One [Member]
ConvertibleDebtLineItems [Line Items]
Debt Instrument, Maturity Date										Mar. 27, 2015			Nov. 13, 2014
Tangiers Three [Member]
ConvertibleDebtLineItems [Line Items]
Debt Instrument, Maturity Date		Oct. 20, 2017
Tangiers Four [Member]
ConvertibleDebtLineItems [Line Items]
Debt Instrument, Maturity Date																										Jan. 30, 2018
Tangiers Investment Group, LLC [Member]
ConvertibleDebtLineItems [Line Items]
Debt Instrument, Maturity Date	Sep. 08, 2022																								Jul. 19, 2022
Debt Conversion, Description																														50% of the lowest closing price during the 20-day trading period prior to conversion.
Zoom Marketing [Member]
ConvertibleDebtLineItems [Line Items]
Debt Instrument, Maturity Date																											Jan. 23, 2014
Burlington Capital LLC [Member]
ConvertibleDebtLineItems [Line Items]
Debt Instrument, Maturity Date									Oct. 01, 2014
Patrick Ferro [Member]
ConvertibleDebtLineItems [Line Items]
Debt Instrument, Maturity Date								Dec. 31, 2014
Raphael Cariou One [Member]
ConvertibleDebtLineItems [Line Items]
Debt Instrument, Maturity Date				Sep. 12, 2015
Raphael Cariou Two [Member]
ConvertibleDebtLineItems [Line Items]
Debt Instrument, Maturity Date				Sep. 12, 2015
Redwood Management LLC [Member]
ConvertibleDebtLineItems [Line Items]
Debt Instrument, Maturity Date																				Mar. 18, 2013
Debt Conversion, Description																														(a) $0.02 or (b) 85% of the lowest closing price during the 30-day trading period prior to conversion
Ags Capital Group LLC [Member]
ConvertibleDebtLineItems [Line Items]
Debt Instrument, Maturity Date																												Feb. 25, 2014
Tim Burgess [Member]
ConvertibleDebtLineItems [Line Items]
Debt Instrument, Maturity Date																								Jan. 08, 2004
Azriel Nagar [Member]
ConvertibleDebtLineItems [Line Items]
Debt Instrument, Maturity Date																								Jan. 08, 2004
Premier IT Solutions [Member]
ConvertibleDebtLineItems [Line Items]
Debt Instrument, Maturity Date																Mar. 05, 2012
LG Capital Funding LLC [Member]
ConvertibleDebtLineItems [Line Items]
Debt Instrument, Maturity Date											Mar. 11, 2015
LG Capital Funding LLC One [Member]
ConvertibleDebtLineItems [Line Items]
Debt Instrument, Maturity Date					Jan. 07, 2016
Richard Wynns [Member]
ConvertibleDebtLineItems [Line Items]
Debt Instrument, Maturity Date																							Dec. 31, 2006